Basis for the Preparation of Financial Statements and Applicable Accounting Standards - Additional Information (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2022 ARS ($)	Aug. 16, 2022	Jun. 30, 2022 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022
Basis for preparation of financial statements and applicable accounting standards [line items]
Inflation rate				211.41	94.79
Federal Government Bonds in Pesos [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at fair value through profit or loss			$ 276,325,673
Investments maturity Date		Jul. 29, 2022
Federal Government Treasury Bonds Linked to Dollar [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at fair value through profit or loss	$ 149,676,564
Investments maturity Date	Apr. 28, 2023
Investments Interest Rate	0.30%
Letters of National Estate in Pesos [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Investments maturity Date		Aug. 16, 2022
Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of participating interest				50.00%
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired				80.90%
Sud Asesores [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired				100.00%
Equity interests of acquirer				$ 66,496
BMA Asset Management SA [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired				87.00%
BMA Valores SA [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired				87.00%